Non-Controlling Interests - Movement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Balance at beginning of the year	€ 6,845,768	€ 4,696,604	€ 3,633,965
Profit/(loss) for the year	708,990	648,644	594,406
Balance at end of the year	6,720,055	6,845,768	4,696,604
Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	2,023,649	471,050	4,886
Profit/(loss) for the year	90,444	23,498	(2,236)
Additions	90,444	1,534,045
Disposals		(9)
Business combination / Perimeter additions	(394,011)	6,642
Translation differences	(108,419)	11,921
Balance at end of the year	1,611,663	2,023,649	471,050
Non-controlling interests | Grifols (Thailand) Pte Ltd
Disclosure of subsidiaries [line items]
Balance at beginning of the year	4,549	3,935
Profit/(loss) for the year	221	193
Translation differences	(432)	421
Balance at end of the year	4,338	4,549	3,935
Non-controlling interests | Grifols Malaysia Sdn Bhd
Disclosure of subsidiaries [line items]
Balance at beginning of the year	2,171	1,735
Profit/(loss) for the year	932	380
Translation differences	(180)	56
Balance at end of the year	2,923	2,171	1,735
Non-controlling interests | Araclon Biotech, S.A.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	429	(3,488)
Profit/(loss) for the year	(1,517)	(1,975)
Business combination / Perimeter additions	0	5,892
Balance at end of the year	(1,088)	429	(3,488)
Non-controlling interests | Progenika Biopharma, S.A. (Spain)
Disclosure of subsidiaries [line items]
Balance at beginning of the year	0	9
Disposals		(9)
Balance at end of the year		0	9
Non-controlling interests | VCN Bioscience, S.L.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	(152)	140
Profit/(loss) for the year	(235)	(292)
Business combination / Perimeter additions	703
Balance at end of the year	316	(152)	140
Non-controlling interests | Kiro Grifols , S.L.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	24	(352)
Profit/(loss) for the year	(426)	(374)
Business combination / Perimeter additions	1,000	750
Balance at end of the year	598	24	(352)
Non-controlling interests | Haema AG (Germany)
Disclosure of subsidiaries [line items]
Balance at beginning of the year	226,071	220,190
Profit/(loss) for the year	5,213	5,881
Balance at end of the year	231,284	226,071	220,190
Non-controlling interests | BPC Plasma, Inc (formerly Biotest US Corporation)
Disclosure of subsidiaries [line items]
Balance at beginning of the year	280,010	248,881
Profit/(loss) for the year	19,032	19,685
Translation differences	(24,047)	11,444
Balance at end of the year	274,995	280,010	€ 248,881
Non-controlling interests | Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	1,510,547
Profit/(loss) for the year	69,520	1,510,547
Business combination / Perimeter additions	(408,675)
Translation differences	(83,760)
Balance at end of the year	1,087,632	€ 1,510,547
Non-controlling interests | Plasmavita Healthcare GmbH
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(22)
Business combination / Perimeter additions	10,687
Balance at end of the year	10,665
Non-controlling interests | Alkahest, Inc. (USA)
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(2,274)
Business combination / Perimeter additions	2,274
Balance at end of the year	€ 0